Other Non-Current Assets - Disclosure of Detailed Information About Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Assets [Abstract]
Investment in Versamet	$ 32,317	$ 0
Convertible note receivable	29,094	25,200
VAT receivables	8,587	13,394
Derivative assets	81	496
Other	3,056	7,163
Other non-current assets	$ 73,135	$ 46,253